Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies Tables
Summary of Property and Equipment	Capital assets are recorded at cost and are amortized using the straight line method over the estimated useful lives:
Furniture and equipment	5 years

Computers	3 years